Environmental Liabilities - Schedule of Estimated Future Environmental Expenditures (Details) $ in Millions	Dec. 31, 2023 CAD ($)
Environmental Remediation Obligations [Abstract]
2024	$ 39
2025	11
2026	3
2027	2
2028	1
Thereafter	24
Total	$ 80